Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	For the Six Months Ended June 30,
	2026	2025
Non-PRC	$(94)	$(119)
PRC	8,032	6,887
Total	$7,938	$6,768

Schedule of Income Tax Provision	The components of the income tax provision are as follows:

	For the Six Months Ended June 30,
	2026	2025
Current income tax expense	$1,709	$786
Deferred income tax (benefit) expense	(328)	1
Total income tax expense	$1,381	$787

Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (a)	(12.4)%	(15.2)%
Eligible additional deduction (b)	(0.0)%	(1.0)%
Impact of different tax rates in other jurisdictions	0.3%	0.4%
Permanent differences (c)	4.5%	2.4%
Effective income tax rate	17.4%	11.6%

(a)	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.

(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.

(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of June 30, 2026	As of December 31, 2025
Deferred tax assets:
Net operating losses carryforward	$719	$309
Allowance for credit losses	772	776
Deferred income (a)	257	253
Intangible assets (b)	164	203
Operating lease liabilities	1,826	951
Total deferred tax assets	3,738	2,492
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	3,738	2,492
Net off against deferred tax liabilities	(1,898)	(1,179)
Net deferred tax assets	$1,840	$1,313

Deferred tax liabilities:
Property and equipment (c)	$446	$355
Operating lease right-of-use assets	1,860	1,071
Deferred tax liabilities	2,306	1,426
Net off against deferred tax assets	(1,898)	(1,179)
Net deferred tax liabilities	$408	$247

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

Schedule of Tax Payable

Tax payable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Value-added tax payable	$7,981	$2,627
Income tax payable	1,291	1,093
Other taxes payable	333	430
Total	$9,605	$4,150